Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 4,111	$ 4,032	$ 12,551	$ 11,665
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	90	92	270	275
Net interest expense (income)	2	4	6	14
Administrative expense	3	4	9	13
Defined benefit pension expense	95	100	285	302
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	56	56	179	174
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	151	156	464	476
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	11	13	33	36
Past service costs		5		5
Net interest expense (income)	15	14	43	44
Remeasurements of other long term benefits		5	(10)	9
Defined benefit pension expense	26	37	66	94
Total pension and other post-employment benefit expense	$ 26	$ 37	$ 66	$ 94